Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Mar. 28, 2012
Document and Entity Information
Entity Registrant Name	AUXILIO INC
Document Type	POS AM
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001011432
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			20,154,202
Entity Public Float		$ 16,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY